OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 2,981.9	$ 3,623.2
Non-current assets other than financial instruments and deferred tax assets	5,084.2	5,371.7
Canada
Disclosure of operating segments [line items]
Revenue	455.9	323.2
Non-current assets other than financial instruments and deferred tax assets	1,459.1	1,449.4
United States
Disclosure of operating segments [line items]
Revenue	1,324.2	1,541.8
Non-current assets other than financial instruments and deferred tax assets	1,571.1	1,845.5
United Kingdom
Disclosure of operating segments [line items]
Revenue	137.7	208.8
Non-current assets other than financial instruments and deferred tax assets	358.8	403.4
Rest of Americas
Disclosure of operating segments [line items]
Revenue	55.0	127.7
Non-current assets other than financial instruments and deferred tax assets	205.6	250.4
Europe
Disclosure of operating segments [line items]
Revenue	553.2	631.7
Non-current assets other than financial instruments and deferred tax assets	906.2	801.0
Asia
Disclosure of operating segments [line items]
Revenue	381.4	707.1
Non-current assets other than financial instruments and deferred tax assets	501.6	586.9
Oceania and Africa
Disclosure of operating segments [line items]
Revenue	74.5	82.9
Non-current assets other than financial instruments and deferred tax assets	$ 81.8	$ 35.1